Growth Portfolio
Schedule of Investments (unaudited)
As of September 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Communication Services (13.0%)
	Alphabet Inc. Class C	622,339	104,049
	Meta Platforms Inc. Class A	83,151	47,599
*	Netflix Inc.	38,901	27,591
*	Spotify Technology SA	45,497	16,767
			196,006
Consumer Discretionary (14.1%)
*	Amazon.com Inc.	592,133	110,332
*	Tesla Inc.	152,186	39,816
	TJX Cos. Inc.	161,041	18,929
	Hilton Worldwide Holdings Inc.	52,567	12,117
*	DraftKings Inc. Class A	303,701	11,905
*	O'Reilly Automotive Inc.	9,985	11,499
*	Chipotle Mexican Grill Inc.	161,943	9,331
			213,929
Financials (9.4%)
	Mastercard Inc. Class A	68,451	33,801
	KKR & Co. Inc.	152,732	19,944
	S&P Global Inc.	37,183	19,209
	Ares Management Corp. Class A	109,556	17,073
	Tradeweb Markets Inc. Class A	105,813	13,086
	American Express Co.	45,252	12,272
	Nasdaq Inc.	126,036	9,202
	Visa Inc. Class A	25,728	7,074
*	Corpay Inc.	21,833	6,829
	MSCI Inc.	6,848	3,992
			142,482
Health Care (9.1%)
	Eli Lilly & Co.	58,457	51,789
	UnitedHealth Group Inc.	32,721	19,131
	Zoetis Inc.	82,220	16,064
	Danaher Corp.	52,306	14,542
	Stryker Corp.	33,014	11,927
*	Vertex Pharmaceuticals Inc.	23,799	11,069
*	Boston Scientific Corp.	105,073	8,805
*	Mettler-Toledo International Inc.	2,729	4,093
			137,420
Industrials (5.7%)
*	Uber Technologies Inc.	311,119	23,384
	General Electric Co.	89,190	16,819
	General Dynamics Corp.	47,369	14,315
	TransUnion	129,587	13,568
*	Copart Inc.	214,240	11,226
	Waste Connections Inc. (XTSE)	39,333	7,034
			86,346
Information Technology (45.5%)
	Apple Inc.	747,591	174,189
	Microsoft Corp.	378,646	162,931
	NVIDIA Corp.	1,292,422	156,952
	Broadcom Inc.	213,120	36,763
	Monolithic Power Systems Inc.	27,637	25,550
*	ServiceNow Inc.	21,737	19,441
	Intuit Inc.	26,395	16,391
*	Advanced Micro Devices Inc.	96,647	15,858
	Microchip Technology Inc.	180,306	14,477
	ASML Holding NV GDR (Registered)	15,689	13,073
	Marvell Technology Inc.	175,915	12,687
*	Gartner Inc.	20,156	10,214
	KLA Corp.	12,050	9,332

Growth Portfolio
		Shares	Market Value ($000)
*	MongoDB Inc.	33,627	9,091
*	HubSpot Inc.	14,458	7,686
*,1	ARM Holdings plc ADR	16,131	2,307
			686,942
Real Estate (2.5%)
	Welltower Inc.	179,704	23,007
	Equinix Inc.	16,900	15,001
			38,008
Total Common Stocks (Cost $987,328)			1,501,133
Temporary Cash Investments (0.8%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 5.014%	9,551	955
		Face Amount ($000)
Repurchase Agreement (0.7%)
	Bank of America Securities, LLC 4.870%, 10/1/24 (Dated 9/30/24, Repurchase Value $10,501,000, collateralized by Fannie Mae 2.500%–5.500%, 1/1/26–2/1/54, and Freddie Mac 2.500%–7.500%, 10/1/25–6/1/54, with a value of $10,710,000)	10,500	10,500
Total Temporary Cash Investments (Cost $11,455)			11,455
Total Investments (100.1%) (Cost $998,783)			1,512,588
Other Assets and Liabilities—Net (-0.1%)			(1,514)
Net Assets (100%)			1,511,074
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $915,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $954,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Growth Portfolio
The following table summarizes the market value of the portfolio’s investments as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,501,133	—	—	1,501,133
Temporary Cash Investments	955	10,500	—	11,455
Total	1,502,088	10,500	—	1,512,588